Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Schedule of intangible assets subject to amortization

As of December 31, 2022	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite lived intangible assets:
Licenses and service agreements	$1,223,390	$(164,005)	$1,059,385
Tradenames	165,592	(28,615)	136,977
Intellectual property and know-how	98	(30)	68
Non-compete agreements	31,554	(10,792)	20,762
Total	$1,420,634	$(203,442)	$1,217,192

As of December 31, 2021	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite lived intangible assets:
Licenses and service agreements	$1,061,990	$(96,196)	$965,794
Tradenames	62,775	(18,202)	44,573
Intellectual property and know-how	3,097	(78)	3,019
Non-compete agreements	29,053	(6,809)	22,244
Customer list	510	(86)	424
Total	$1,157,425	$(121,371)	$1,036,054

Schedule of estimated annual amortization expense

Year Ending December 31,	Estimated Amortization
2023	$94,515
2024	$93,838
2025	$92,343
2026	$91,808
2027	$91,253

Schedule of changes in the carrying amount of goodwill by segment

	Domestic	International	Total
Balance at December 31, 2020	$539,288	$—	$539,288
Purchase price adjustments (Note 4)	(37,922)	—	(37,922)
Change in Assets Held for Sale (Note 6)	(2,230)	—	(2,230)
Loss on Impairment	(3,181)	—	(3,181)
Acquisitions (Note 4)	49,645	61,806	111,451
Difference in exchange	—	(1,572)	(1,572)
Balance at December 31, 2021	$545,600	$60,234	$605,834
Purchase price adjustments (Note 4)	3,025	2,445	5,470
Divestitures (Note 6)	(1,630)	—	(1,630)
Loss on Impairment	(92,627)	—	(92,627)
Acquisitions (Note 4)	98,835	12,945	111,780
Difference in exchange	—	(3,698)	(3,698)
Balance at December 31, 2022	$553,203	$71,926	$625,129

Schedule of key assumptions used in calculating the recoverable amount

Reporting units	Recoverable amount	Terminal value growth rate	Post-tax discount rate	Tax rate
Arizona	$394,670	3.00%	16.00%	25.90%
Colorado	(15,100)	3.00%	16.00%	25.55%
Connecticut	144,940	3.00%	17.00%	28.50%
Florida	1,026,350	3.00%	17.00%	26.50%
Illinois	292,150	3.00%	16.00%	30.50%
Maine	23,920	3.00%	16.00%	24.50%
Maryland	151,520	3.00%	17.00%	29.25%
Massachusetts	50,420	3.00%	16.00%	29.00%
Michigan	15,130	3.00%	16.00%	27.00%
Nevada	120,580	3.00%	18.00%	21.00%
New Jersey	992,840	3.00%	17.00%	32.50%
North Dakota	(4,330)	3.00%	17.00%	25.31%
Ohio	70,890	3.00%	17.00%	21.00%
Oregon	12,580	3.00%	16.00%	27.60%
Pennsylvania	277,810	3.00%	17.00%	30.99%
International	283,987	3.00%	18.00%	23.43%

Schedule of goodwill impairment for reporting units

Reporting Units	Carrying Value of Goodwill	Goodwill Impairment
Colorado	$32,324	$32,324
Maine	2,688	2,688
Maryland	65,741	24,366
Massachusetts	26,156	26,156
Michigan	3,953	3,953
North Dakota	2,212	2,212
Oregon	928	928